Income tax - Disclosure of movement of valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,923	$ 6,385	$ 7,573
Additions	1,144	801	199
Reversals	(2,702)	(1,263)	(1,387)
Ending balance	$ 4,365	$ 5,923	$ 6,385